Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Net income (loss) attributable to Parent		$ (43.5)	$ (20.5)	$ (93.5)	$ (0.3)	$ 11.1
Accretion of redeemable noncontrolling interest				(11.9)	0.0	0.0
Net income (loss) attributable to Parent after accretion of redeemable noncontrolling interest		$ (43.8)	$ (20.5)	$ (105.4)	$ (0.3)	$ 11.1
Denominator:
Basic Weighted average common shares outstanding		272.4	253.4	253.4	253.4	253.4
Diluted Weighted average common shares outstanding		272.4	253.4	253.4	253.4	253.4
Basic net loss per common share	$ (0.16)	$ (0.16)	$ (0.08)	$ (0.42)	$ 0	$ 0.04
Diluted net loss per common share	$ (0.16)	$ (0.16)	$ (0.08)	$ (0.42)	$ 0	$ 0.04